Lease - Schedule of Maturity Analysis of Operating Leases Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturity Analysis of Operating Leases Liabilities [Abstract]
2025	$ 56,068
2026	24,573	$ 97,541
Total future undiscounted cash flow	80,641	122,114
Less: Discount on operating lease liabilities	(3,649)	(5,707)
Present value of operating lease liabilities	$ 76,992	$ 116,407